Derivatives - Fair Value Hedges (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2015 USD ($) DerivativeInstrument	Jul. 31, 2014 EUR (€)	Jul. 31, 2007 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Nov. 30, 2013 EUR (€)	Aug. 31, 2010 EUR (€)
Derivatives in Fair Value Hedging Relationships
Number Of Interest Rate Swap Contracts Entered In Period | DerivativeInstrument	2
Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Face amount | €								€ 600
Fixed rate Eurobond which matured in July 2014
Derivatives in Fair Value Hedging Relationships
Term of debt instrument		7 years
Face amount | €		€ 1,025
Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Face amount				$ 25.0			$ 625.0
Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Face amount				200.0
August 2015 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Face amount	$ 1,500.0
June 2014 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Face amount							950.0
Interest rate swap contracts | Fixed rate medium term note due 2018
Derivatives in Fair Value Hedging Relationships
Derivative Notional Amount	450.0
Interest rate swap contracts | Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Derivative Notional Amount	$ 300.0
Interest rate swap contracts | June 2014 medium term notes issued
Derivatives in Fair Value Hedging Relationships
Derivative Notional Amount							600.0
Fair value hedges
Derivatives in Fair Value Hedging Relationships
Gain (Loss) on Derivative Recognized in income				(2.0)	$ (2.0)	$ 11.0
Gain (Loss) on Hedged Item Recognized in Income				2.0	2.0	(11.0)
Fair value hedges | Interest rate swap contracts
Derivatives in Fair Value Hedging Relationships
Number Of Interest Rate Swap Contracts Entered In Period | DerivativeInstrument	2
Fair value hedges | Interest rate swap contracts | Eurobond Due 2021
Derivatives in Fair Value Hedging Relationships
Derivative Notional Amount | €								€ 300
Fair value hedges | Interest rate swap contracts | Fixed rate Eurobond which matured in July 2014
Derivatives in Fair Value Hedging Relationships
Term of debt instrument			7 years
Face amount | €			€ 750
Derivative Notional Amount | €			€ 400
Termination of notional amount of fixed-to-floating interest rate swap | €									€ 150
Gain (loss) on termination of fixed-to-floating interest rate swap will be amortized over this debt's remaining life | €									€ 18
Remaining amount matured from Interest Rate Swap | €		€ 250
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2019
Derivatives in Fair Value Hedging Relationships
Derivative Notional Amount							$ 600.0
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2018
Derivatives in Fair Value Hedging Relationships
Term of debt instrument	3 years
Derivative Notional Amount	$ 450.0
Fair value hedges | Interest rate swap contracts | Fixed rate medium term note due 2020
Derivatives in Fair Value Hedging Relationships
Term of debt instrument	5 years
Derivative Notional Amount	$ 300.0
Fair value hedges | Interest rate swap contracts | Interest expense
Derivatives in Fair Value Hedging Relationships
Gain (Loss) on Derivative Recognized in income				(2.0)	(2.0)	11.0
Gain (Loss) on Hedged Item Recognized in Income				$ 2.0	$ 2.0	$ (11.0)